Revision to Prior Period Financial Statements - Summary of Revision to Prior Period Financial Statements (Parenthetical) (Detail) - $ / shares	Mar. 31, 2021	Mar. 02, 2021	Jan. 18, 2021
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member]
Temporary equity par or stated value per share	0.0001	0.001
Common stock par or stated value per share	0.0001	0.001	0.0001
Class B Ordinary Shares [Member]
Common stock par or stated value per share	$ 0.0001	$ 0.001	$ 0.0001